CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash flows from operating activities:
Net (loss) income	$ (281,704)	$ 80,310	$ 59,621
Net loss (income) from discontinued operations	335,984	(49,190)	(54,368)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	65,333	61,244	58,585
Amortization	11,593	13,537	13,603
Amortization of deferred financing costs and original issue discount	2,515	2,799	3,252
Debt extinguishment costs	22,658	3,400	5,627
Foreign currency exchange (gain) loss	(5,264)	1,228	13,910
Pension and postretirement healthcare benefit expense	416	1,471	742
Pension and postretirement healthcare benefit funding	(3,264)	(4,955)	(2,412)
Deferred income tax (benefit) provision	(60,060)	3,898	1,863
Net loss on asset disposals	4,722	4,559	10,350
Stock compensation	17,194	13,281	16,899
Equity in net income from affiliated companies	(21,065)	(45,808)	(37,318)
Dividends received from affiliated companies	40,000	40,000	40,000
Gain on contract termination	0	0	(20,612)
Other, net	(3,478)	(3,185)	1,369
Working capital changes that provided (used) cash, excluding the effect of acquisitions and dispositions:
Receivables	6,971	4,486	(3,154)
Inventories	(2,976)	(4,226)	(1,586)
Prepaids and other current assets	(1,359)	2,883	(1,703)
Accounts payable	6,868	541	(3,890)
Accrued liabilities	5,015	6,903	11,315
Net cash provided by operating activities, continuing operations	140,099	133,176	112,093
Net cash provided by operating activities, discontinued operations	83,499	134,587	136,551
Net cash provided by operating activities	223,598	267,763	248,644
Cash flows from investing activities:
Purchases of property, plant and equipment	(51,598)	(52,537)	(55,128)
Investment in affiliated companies			(5,000)
Cash flows from financing activities:
Draw down of revolving credit facilities	126,500	175,500	108,500
Repayments of revolving credit facilities	(126,500)	(175,500)	(133,500)
Issuance of long-term debt, net of original issue discount and financing fees	640,340		1,267,000
Debt issuance costs	(8,987)		(6,395)
Repayments of long-term debt	(1,091,134)	(215,000)	(1,367,959)
Debt prepayment fees	(10,550)
Dividends paid to stockholders	(243,749)
Repurchases of common shares	(4,598)	(3,563)	(2,920)
Proceeds from stock options exercised	373	3,975
Other, net	(1,875)	(155)	132
Net cash used in financing activities, continuing operations	(720,180)	(214,743)	(135,142)
Net cash used in financing activities, discontinued operations	(2,640)	(1,350)	(2,083)
Net cash used in financing activities	(722,820)	(216,093)	(137,225)
Proceeds from business divestiture, net of cash and indebtedness	624,256
Proceeds from sale of assets	2,375
Other, net		469	557
Net cash provided by (used in) investing activities, continuing operations	575,033	(52,068)	(59,571)
Net cash (used in) provided by investing activities, discontinued operations	(23,561)	16,709	(59,719)
Net cash provided by (used in) investing activities	551,472	(35,359)	(119,290)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	11,052	(2,120)	354
Net change in cash, cash equivalents and restricted cash	63,302	14,191	(7,517)
Cash, cash equivalents and restricted cash at beginning of period	73,917	59,726	67,243
Cash, cash equivalents and restricted cash at end of period	137,219	73,917	59,726
Less cash, cash equivalents and restricted cash of discontinued operations	(22,202)	(36,505)	(30,966)
Cash, cash equivalents and restricted cash at end of period of continuing operations	$ 115,017	$ 37,412	$ 28,760